Summary of reportable segments (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 3,958,682	$ 4,153,947
Other income	914,346	823,922
Finance income	89,866	79,747
Total segment revenue & other income	4,962,894	5,057,616
Depreciation and amortisation	(280,665)	(330,187)
Finance costs	(12,853)	(15,872)
Raw materials and change in inventories	(1,756,432)	(2,147,685)
Commissions	(99,482)	(113,415)
Employee benefits expenses	(3,803,295)	(3,109,064)
Advertising and promotional expenses	(1,154,397)	(1,537,769)
Professional fees	(737,036)	(790,612)
Research and development expenses	(389,758)	(558,306)
Impairment reversal/(expenses)	(1,332,917)	(280,725)
Other expenses	(1,815,323)	(1,782,292)
Total segment expenses	(11,382,158)	(10,665,927)
Income tax expenses		148,013
Loss for the period	(6,419,264)	(5,460,298)
Easy DNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	3,201,017	3,813,482
Other income
Finance income
Total segment revenue & other income	3,201,017	3,813,482
Depreciation and amortisation	(87,216)	(15,211)
Finance costs	(532)	(1,317)
Raw materials and change in inventories	(1,455,722)	(1,965,338)
Commissions	(72,698)	(97,918)
Employee benefits expenses	(628,882)	(777,593)
Advertising and promotional expenses	(516,607)	(946,757)
Professional fees	(76,880)	(1,710)
Research and development expenses
Impairment reversal/(expenses)	(1,332,000)
Other expenses	(326,365)	(462,753)
Total segment expenses	(4,496,902)	(4,268,597)
Income tax expenses
Loss for the period	(1,295,885)	(455,115)
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	700,876	330,777
Other income
Finance income
Total segment revenue & other income	700,876	330,777
Depreciation and amortisation	(24,549)	(10,521)
Finance costs	(995)	(1,432)
Raw materials and change in inventories	(299,142)	(155,686)
Commissions	(26,784)	(15,497)
Employee benefits expenses	(127,298)	(64,277)
Advertising and promotional expenses	(48,338)	(13,572)
Professional fees	(46,101)
Research and development expenses
Impairment reversal/(expenses)
Other expenses	(81,871)	(56,973)
Total segment expenses	(655,078)	(317,958)
Income tax expenses
Loss for the period	45,798	12,819
GeneType/Corporate [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	56,789	9,688
Other income	914,346	823,922
Finance income	89,866	79,747
Total segment revenue & other income	1,061,001	913,357
Depreciation and amortisation	(168,900)	(304,455)
Finance costs	(11,326)	(13,123)
Raw materials and change in inventories	(1,568)	(26,661)
Commissions
Employee benefits expenses	(3,047,115)	(2,267,194)
Advertising and promotional expenses	(589,452)	(577,440)
Professional fees	(614,055)	(788,902)
Research and development expenses	(389,758)	(558,306)
Impairment reversal/(expenses)	(917)	(280,725)
Other expenses	(1,407,087)	(1,262,566)
Total segment expenses	(6,230,178)	(6,079,372)
Income tax expenses		148,013
Loss for the period	$ (5,169,177)	$ (5,018,002)